Convertible Preferred Stock, activity in convertible preferred stock (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
Convertible preferred stock, beginning balance	$ 164,006	$ 160,507	$ 160,507	$ 55,975
Issuances	39,968	3,499	3,499	104,532
Convertible preferred stock, ending balance		164,006	164,006	160,507
Series A-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, beginning balance	6,065	6,065	6,065	6,065
Convertible preferred stock, ending balance			6,065	6,065
Series A-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, beginning balance	8,976	8,976	8,976	8,976
Convertible preferred stock, ending balance			8,976	8,976
Series A-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, beginning balance	10,611	10,611	10,611	10,611
Convertible preferred stock, ending balance			10,611	10,611
Series A-4 preferred stock
Convertible Preferred Stock
Convertible preferred stock, beginning balance	1,993	1,993	1,993	1,993
Convertible preferred stock, ending balance			1,993	1,993
Series A-5 preferred stock
Convertible Preferred Stock
Convertible preferred stock, beginning balance	12,858	12,858	12,858	12,858
Convertible preferred stock, ending balance			12,858	12,858
Series A-6 preferred stock
Convertible Preferred Stock
Convertible preferred stock, beginning balance	15,476	15,476	15,476	15,472
Issuances				4
Convertible preferred stock, ending balance			15,476	15,476
Series B preferred stock
Convertible Preferred Stock
Convertible preferred stock, beginning balance	84,528	84,528	84,528
Issuances				84,528
Convertible preferred stock, ending balance			84,528	84,528
Series B-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, beginning balance	$ 23,499	$ 20,000	20,000
Issuances			3,499	20,000
Convertible preferred stock, ending balance			$ 23,499	$ 20,000